First
Financial
Fund, Inc.


SEMI
ANNUAL
REPORT
Sept 30, 1996

Letter To Shareholders                             October
11, 1996

Fueled by a seemingly bottomless reservoir of cash inflows, the US equity market swelled to record levels yet again during the six months ended
September 30, 1996. The financial sector staged its own rally of price appreciation on the strength of consistently higher earnings, stabilizing interest rates and, of course, continued consolidation.
Late in the period, the sector received good news in the form of a resolution to the Savings Association Insurance Fund (SAIF). All
SAIF insured financials will be required to make a "one-time" contribution to recapitalize the fund, but shortly thereafter will enjoy close to premium parity with their Bank Insurance Fund brethren. Another hurdle to bank acquisitions of thrifts crumbles.

The performance of First Financial Fund and various benchmarks is shown as follows:

TOTAL RETURN
For The Period Ended 9/30/96
                                    3 Mos.      6 Mos.
12 Mos.
First Financial Fund's NAV          13.3%       19.0%
29.2%
S&P 500                              3.1         7.7
20.3
NASDAQ Composite*                    3.5        11.4
17.6
NASDAQ Banks*                        7.0         9.2
18.7
SNL Daily*                          10.9        12.3
18.5

* Principal only.

On September 30, 1996, First Financial Fund's shares closed at a market price of $14.13 per share, which represented a discount of 13.5% to the net asset value per share of $16.32.

Outlook and Strategy
A number of our investments have approached or exceeded what we consider full valuation. Consequently, we have begun to raise cash and shift our focus to more stable, more overcapitalized and higher yielding financial intermediaries. Particularly in the area of consumer finance, we have become more cautious as many equities in this area have discounted robust and accelerating growth. Such a scenario is unlikely given the rickety state of many consumer's balance sheets.

Near-term price appreciation in the finance sector--if there is any--will occur chiefly as a result of takeover activity. Apart from a few special situations, we don't think there is a lot of "gas" left in the stock market or the financial sector. Because of the large discount to net asset value, the Fund's stock has again become attractive for repurchase. Indeed, over the last six weeks we have bought back 300,000 shares. While we find the larger discount of late puzzling, we think it may provide a great opportunity to put our growing cash balances to better use.

Thank you for your continued interest in First Financial
Fund.

Sincerely,

Nicholas C. Adams
Portfolio Manager
Wellington Management Company, LLP

Portfolio of Investments as of
September 30, 1996 (Unaudited)      FIRST FINANCIAL FUND,
INC.
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--99.7%
COMMON STOCKS--94.9%
------------------------------------------------------------
Banks & Thrifts--71.2%
  43,200    Acadiana Bancshares, Inc.              $
594,000
 174,000    Affiliated Community Bancorp, Inc.
3,545,250
 256,700    Ambanc Holding Co., Inc.*
2,695,350
  76,600    Banknorth Group, Inc.
2,834,200
 518,000    Bostonfed Bancorp, Inc.
6,863,500
 211,000    Cameron Financial Corp.
3,112,250
 224,000    Catskill Financial Corp.*
2,688,000
 117,800    CCF Holding Co.
1,516,675
 177,100    Cenfed Financial Corp.
4,250,400
 106,500    Community Financial Corp.*
1,411,125
  74,600    CSB Financial Group, Inc.*
699,375
 308,000    Dime Bancorp, Inc.*
4,119,500
 150,000    Dime Community Bancorp, Inc.*
2,025,000
 271,950    Downey Financial Corp.
6,866,737
 187,200    Eastern Bancorp, Inc.
3,884,400
 202,900    Fidelity Federal Bancorp
2,155,812
  76,200    Financial Security Corp.
2,038,350
 266,500    First Defiance Financial Corp.
2,831,562
  63,000    First Fed Bancorp, Inc.
1,527,750
   3,000    FirstFed Bankshares, Inc.
49,500
  10,000    First Financial Corp.
95,000
 115,000    First Mutual Bancorp, Inc.
1,495,000
 362,700    First Republic Bancorp, Inc.*
5,667,187
 201,000    Flushing Financial Corp.
3,643,125
  77,000    Fort Bend Holding Corp.
1,443,750
 413,000    GA Financial, Inc.
5,420,625
      42    Glendale Federal Bank, FSB*
746
  60,000    Great American Bancorp, Inc.
825,000
 316,000    GreenPoint Financial Corp.
12,047,500
  57,900    Hallmark Capital Corp.*
969,825
 237,000    HF Bancorp, Inc.*
2,281,125
  10,000    HFB Financial Corp.
205,000
  62,400    Highland Federal Bank, FSB*
889,200
 175,000    Home Bancorp Elgin, Inc.*
2,078,125
  49,000    HUBCO, Inc.
1,047,375
 161,000    Imperial Bancorp
4,669,000
 322,200    Imperial Thrift & Loan Association*
4,269,150
 140,000    ISB Financial Corp.
2,170,000
 271,000    Long Island Bancorp, Inc.
7,825,125
 200,000    Mechanics Savings Bank*
2,975,000
 181,000    Mid Continent Bancshares, Inc.
3,439,000
  80,100    North Central Bancshares, Inc.         $
991,238
  93,700    Ocean Financial Corp.*
2,213,662
  64,800    OSB Financial Corp.
1,490,400
 249,800    Park Bancorp, Inc.*
2,779,025
 339,800    People's Bank
8,367,575
  65,000    Peoples Financial, Corp.*
747,500
 174,600    Perpetual Federal Savings Bank
2,357,100
  55,000    Pittsburgh Home Financial Corp.
639,375
  95,300    Prestige Bancorp, Inc.*
1,131,688
 308,000    Provident Financial Holdings, Inc.*
3,811,500
 357,900    Redfed Bancorp, Inc.*
4,250,062
  93,800    Redwood Financial, Inc.*
867,650
 470,000    River Bank America*
4,112,500
  47,800    Rowan Bancorp, Inc.*
752,850
 125,600    SFS Bancorp, Inc.
1,695,600
 257,000    SGV Bancorp, Inc.*
2,409,375
 252,000    Statewide Financial Corp.
3,213,000
  50,000D   Sun Bancorp, Inc.*/DD
              (cost $650,000-purchased 1994)
757,500
  10,000    TCF Financial Corp.
376,250
  10,000    Telebanc Financial Corp.*
92,500
  16,500    Three Rivers Financial Corp.
212,438
  41,600    Tri-County Bancorp, Inc.
748,800
  24,000    Valley Federal Savings Bank
888,000
 436,275    Westcorp, Inc.
9,434,447
 139,800    Westernbank of Puerto Rico
2,201,850
   9,500    Workingmens Capital Holdings, Inc.
203,063
 168,000    Yonkers Financial Corp.
2,079,000
                                                   ---------
---

177,988,542
------------------------------------------------------------
Other Financial Intermediaries--23.7%
  73,000    Finova Group Inc.
4,380,000
 112,000    First Alliance Corp.*
2,492,000
 427,000    First Financial Caribbean Corp.
8,967,000
 130,000    First Merchants Acceptance Corp.*
2,583,750
 112,000    First Mortgage Corp.*
518,000
 252,000    Imperial Credit Industries, Inc.
9,229,500
 152,300    Imperial Credit Mortgage Holdings,
              Inc.
3,141,187
 768,100    Inco Homes Corp.*
480,063
 162,700    Jayhawk Acceptance Corp.*
2,277,800

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3

Portfolio of Investments as of
September 30, 1996 (Unaudited)      FIRST FINANCIAL FUND,
INC.
------------------------------------------------------------
------------------------------------------------------------


Shares      Description                     Value (Note 1)
------------------------------------------------------------
Other Financial Intermediaries (cont'd.)
  99,000    PMC Commercial Trust, Inc.             $
1,596,375
 330,000    Prime Capital Corp., Inc.*
1,815,000
 190,000    Prime Retail, Inc.
2,185,000
   2,036    Redwood Trust, Inc.
63,625
 187,571    Resource Bancshares Mortgage Group,
              Inc.
2,344,638
 545,300    Sundance Homes, Inc.*
2,044,875
  84,000    The Money Store, Inc.
2,194,500
 319,500    Thornburg Mortgage Asset Corp.
5,191,875
 238,000    United Companies Financial Corp.
7,883,750
                                                   ---------
---

59,388,938
                                                   ---------
---
            Total common stocks (cost
              $186,847,278)
237,377,480
                                                   ---------
---
------------------------------------------------------------
Preferred Stocks--1.8%
 100,000    Community Bank,
              13.00%, Ser. B
2,725,000
  66,000    Walden Residential Properties, Inc.,
              9.16%, Conv., Ser. A
1,683,000
                                                   ---------
---
            Total preferred stocks (cost
              $4,053,000)
4,408,000
                                                   ---------
---
------------------------------------------------------------
Convertible Bond--2.9%
   5,475    RAC Financial Group, Inc.,
              7.25%, 8/15/03
              (cost $5,875,500)
7,363,875
                                                   ---------
---
------------------------------------------------------------
Warrants*--0.1%
Warrants
  50,000    Community Banks, Inc.,
              expiring June '99
187,500
       3    Glendale Federal Bank,
              expiring March '99
0
 300,000D   UnionFed Financial Corp.,
              expiring September '98
              (cost $0-purchased 1996)
0
                                                   ---------
---
            Total warrants (cost $100,000)
187,500
                                                   ---------
---
            Total long-term investments
              (cost $196,875,778)
249,336,855
                                                   ---------
---

Principal
 Amount
 (000)
------------------------------------------------------------
<SHORT-TERM INVESTMENTS--4.7%
Repurchase Agreement--4.7%
 $11,585    Lehman Brothers Hldgs., Inc.,
              5.70%, dated 9/30/96, due 10/1/96
              in the amount of $11,586,834 (cost
              $11,585,000; value of collateral
              including interest--$11,816,700)     $
11,585,000
                                                   ---------
---
------------------------------------------------------------
Certificates of Deposit
       3    First Federal Savings Bank,
              4.75%, 10/14/96
2,821
       1    Naugatuck Valley Savings & Loan
              Assoc.,
              4.00%, 10/25/96
1,107
       1    Brookline Savings Bank,
              5.00%, 11/29/96
1,208
                                                   ---------
---
            Total certificates of deposit (cost
              $5,136)
5,136
                                                   ---------
---
            Total short-term investments
              (cost $11,590,136)
11,590,136
                                                   ---------
---
OUTSTANDING OPTIONS PURCHASED*--0.2%
 -----------------------------------------------------------
-
Put Options Purchased
   Contracts
      49    S&P 500 Index,
              expiring 11/16/96 @$685.00
              (cost $626,220)
569,625
                                                   ---------
---
------------------------------------------------------------
Total Investments--104.6%
            (cost $209,092,134; Note 3)
261,496,616
            Liabilities in excess of other
              assets--(4.6%)
(11,411,959)
                                                   ---------
---
            Net Assets--100%
$250,084,657
                                                   ---------
---
                                                   ---------
---

---------------
 * Non-income producing security.
 D Indicates a restricted security; the cost of such
securities is $650,000. The
   aggregate value ($757,500) is approximately 0.3% of net
assets.
DD Fair Valued security.
------------------------------------------------------------
--------------------
 4                                            See Notes to
Financial Statements.

Statement of Assets and Liabilities (Unaudited)       FIRST
FINANCIAL FUND, INC.
------------------------------------------------------------
--------------------

Assets
September 30, 1996
Investments, at value (cost
$209,092,134)...............................................
 ................      $    261,496,616
Cash........................................................
 ............................................
1,804,317
Receivable for investments
sold........................................................
 .................            10,265,113
Dividends and interest
receivable..................................................
 .....................               418,620
Deferred expenses and other
assets......................................................
 ................               111,425

------------------
   Total
assets......................................................
 ...................................           274,096,091

------------------
Liabilities
Loan payable (Note
4)..........................................................
 .........................            20,000,000
Payable for investments
purchased...................................................
 ....................             3,174,968
Advisory fee
payable.....................................................
 ...............................               372,355
Loan interest payable (Note
4)..........................................................
 ................               292,743
Administration fee
payable.....................................................
 .........................                85,613
Accrued
expenses....................................................
 ....................................                64,352
Deferred directors'
fees........................................................
 ........................                21,403

------------------
   Total
liabilities.................................................
 ...................................            24,011,434

------------------
Net
Assets......................................................
 ........................................      $
250,084,657

------------------

------------------
Net assets were comprised of:
   Common stock, at par; 17,124,177 shares
issued......................................................
 .      $         17,124
   Paid-in capital in excess of
par.........................................................
 ............           172,309,516
   Cost of 1,801,100 shares held in
treasury....................................................
 ........           (21,381,334)

------------------

150,945,306
   Undistributed net investment
income......................................................
 ............             2,642,134
   Accumulated net realized
gains.......................................................
 ................            44,092,735
   Net unrealized appreciation of
investments.................................................
 ..........            52,404,482

------------------
   Net assets, September 30,
1996........................................................
 ...............      $    250,084,657

------------------

------------------
Net asset value per share ($250,084,657 / 15,323,077 shares
of common stock outstanding)................
$16.32

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

FIRST FINANCIAL FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                Six Months
                                                  Ended
Net Investment Income                       September 30,
1996
Income
   Dividends.............................      $  3,648,064
   Interest..............................           211,761
                                            ----------------
--
      Total income.......................         3,859,825
                                            ----------------
--
Expenses
   Investment advisory fee...............           729,571
   Administration fee....................           167,597
   Custodian's fees and expenses.........            50,000
   Insurance expense.....................            31,000
   Legal fees and expenses...............            27,000
   Reports to shareholders...............            25,000
   Listing fees..........................            20,000
   Director's fees and expenses..........            17,000
   Audit fee and expenses................            15,000
   Transfer agent's fees and expenses....            12,000
   Miscellaneous.........................             4,982
                                            ----------------
--
      Total operating expenses...........         1,099,150
   Loan interest (Note 4)................           648,526
                                            ----------------
--
      Total expenses.....................         1,747,676
                                            ----------------
--
Net investment income....................         2,112,149
                                            ----------------
--
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions..........................        24,919,729
Net change in unrealized appreciation of
   investments...........................        13,003,331
                                            ----------------
--
Net gain on investments..................        37,923,060
                                            ----------------
--
Net Increase in Net Assets
Resulting from Operations................      $ 40,035,209
                                            ----------------
--
                                            ----------------
--

FIRST FINANCIAL FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                Six Months
                                                  Ended
Increase (Decrease) in Cash                 September 30,
1996
Cash used for operating activities
   Dividends and interest received........     $  3,688,824
   Operating expenses paid................         (506,703)
   Loan interest and commitment fees
      paid................................         (911,625)
   Purchases of short-term portfolio
      investments, net....................      (11,585,129)
   Purchases of long-term portfolio
      investments.........................      (98,194,677)
   Proceeds from disposition of long-term
      portfolio investments...............      103,072,267
   Deferred expenses and other assets.....           (3,194)
                                            ----------------
--
   Net cash used for operating
      activities..........................       (4,440,237)
                                            ----------------
--
Cash provided from financing activities
   Cash used to reacquire Fund shares.....       (4,080,500)
   Net increase in notes payable..........       10,300,000
                                            ----------------
--
   Net cash provided from financing
      activities..........................        6,219,500
                                            ----------------
--
   Net increase in cash...................        1,779,263
   Cash at beginning of period............           25,054
                                            ----------------
--
   Cash at end of period..................     $  1,804,317
                                            ----------------
--
                                            ----------------
--
Reconciliation of Net Increase in Net
Assets to Net Cash Used for Operating
Activities
Net increase in net assets resulting from
   operations.............................     $ 40,035,209
                                            ----------------
--
Decrease in investments...................        5,514,669
Net realized gain on investment
   transactions...........................      (24,919,729)
Net change in unrealized appreciation of
   investments............................      (13,003,331)
Increase in receivable for investments
   sold...................................       (9,895,682)
Increase in dividends and interest
   receivable.............................         (171,001)
Increase in deferred expenses and other
   assets.................................           (3,194)
Decrease in payable for investments
   purchased..............................       (2,326,526)
Increase in accrued expenses and other
   liabilities............................          329,348
                                            ----------------
--
      Total adjustments...................      (44,475,446)
                                            ----------------
--
Net cash used for operating activities....     $ (4,440,237)
                                            ----------------
--
                                            ----------------
--

------------------------------------------------------------
--------------------
 6                                            See Notes to
Financial Statements.

FIRST FINANCIAL FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended          Year
Ended
Increase (Decrease)               September 30,      March
31,
in Net Assets                         1996              1996
                                  ------------      --------
----
Operations
   Net investment income.......   $  2,112,149      $
1,893,711
   Net realized gain on
      investment
      transactions.............     24,919,729
44,064,406
   Net change in unrealized
      appreciation of
      investments..............     13,003,331
28,675,777
                                  ------------      --------
----
   Net increase in net assets
      resulting from
      operations...............     40,035,209
74,633,894
                                  ------------      --------
----
Dividends and distributions
(Note 1)
   Dividends from net
      investment income........             --
(2,148,396)
   Distributions from net
      realized gains on
      investments..............             --
(33,085,304)
   Value of Fund shares issued
      to shareholders in
      reinvestment of dividends
      and distributions........             --
16,515,513
   Cost of Fund shares
      reacquired...............     (4,080,500)
--
                                  ------------      --------
----
Total increase.................     35,954,709
55,915,707
Net Assets
Beginning of period............    214,129,948
158,214,241
                                  ------------      --------
----
End of period..................   $250,084,657
$214,129,948
                                  ------------      --------
----
                                  ------------      --------
----

FIRST FINANCIAL FUND, INC.
Notes to Financial Statements (Unaudited)
------------------------------------------------------------

First Financial Fund, Inc. (the ``Fund'') was incorporated
in Maryland on March
3, 1986, as a closed-end, diversified investment company.
The Fund had no
operations until April 24, 1986, when it sold 10,000 shares
of common stock for
$100,000 to Wellington Management Company (the ``Investment
Adviser'').
Investment operations commenced on May 1, 1986. The Fund's
primary investment
objective is to achieve long-term capital appreciation with
the secondary
objective of current income by investing in securities
issued by savings and
banking institutions and their holding companies. The
ability of issuers of debt
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Each security traded on a national securities exchange will be valued on the basis of the last sales price on the
valuation date on the
principal exchange on which the security is traded.
Securities traded in the
over-the-counter market and on one or more exchanges will
generally be valued
using the quotations the Board of Directors or its delegate
believe reflect most
closely the value of such securities. Securities for which
no trades have taken
place that day and unlisted securities for which market
quotations are readily
available are valued at the latest bid price. Securities for which market
quotations are not readily available, including restricted
securities, will be
valued at fair value as determined in good faith according
to pricing procedures
developed by the Investment Adviser and approved by the
Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with repurchase agreement transactions with
financial
institutions, it is the Fund's policy that its custodian
take possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest. If the seller
defaults, and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
The Fund may invest up to 20% of its total assets in
securities which are not
readily marketable, including those which are restricted as
to disposition under
securities law (``restricted securities''). With regards to
the restricted
securities held by the Fund at September 30, 1996, the Fund
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Notes to Financial Statements (Unaudited)             FIRST
FINANCIAL FUND, INC.
------------------------------------------------------------
--------------------
may not demand registration by the issuers. Restricted
securities are valued
pursuant to the valuation procedures noted above.
Cash Flow Information: The Fund invests in securities and
pays dividends from
net investment income and distributions from net realized
gains which are paid
in cash or are reinvested at the discretion of shareholders.
These activities
are reported in the Statement of Changes in Net Assets and
additional
information on cash receipts and cash payments is presented
in the Statement of
Cash Flows. Accounting practices that do not affect
reporting activities on a
cash basis include carrying investments at value and
amortizing discounts on
debt obligations. Cash, as used in the Statement of Cash
Flows, is the amount
reported as ``Cash'' in the Statement of Assets and
Liabilities.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Fund currently owns or
intends to purchase.
When the Fund purchases an option, it pays a premium and an
amount equal to that
premium is recorded as an investment. When the Fund writes
an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Fund realizes
a gain or loss to the extent of the premium received or
paid. If an option is
exercised, the premium received or paid is an adjustment to
the proceeds from
the sale or the cost basis of the purchase in determining
whether the Fund has
realized a gain or loss. The difference between the premium
and the amount
received or paid on effecting a closing purchase or sale
transaction is also
treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions.
The Fund, as writer of an option, has no control over
whether the underlying
securities or currencies may be sold (called) or purchased
(put). As a result,
the Fund bears the market risk of an unfavorable change in
the price of the
security or currency underlying the written option. The
Fund, as purchaser of an
option, bears the risk of the potential inability of the
counterparties to meet
the terms of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Federal Income Taxes: It is the Fund's intention to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund expects to declare and pay, at least annually, dividends from net investment income and any net
capital gains.
Dividends and distributions are recorded on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for wash
sales.
------------------------------------------------------------
Note 2. Agreements
The Fund has agreements with the Investment Adviser and with
Prudential Mutual
Fund Management LLC. (the ``Administrator''). The Investment
Adviser makes
investment decisions on behalf of the Fund; the
Administrator provides occupancy
and certain clerical and accounting services to the Fund.
The Fund bears all
other costs and expenses.
The investment advisory agreement provides for the
Investment Adviser to receive
a fee, computed monthly and payable quarterly, at the
following annual rates:
 .75% of the Fund's average month-end net assets up to and
including $50 million,
and .625% of such assets in excess of $50 million. The
administration agreement
provides for the Administrator to receive a fee, computed
monthly and payable
quarterly, at the annual rate of .15% of the Fund's average
month-end net
assets.
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended September 30, 1996 were $90,149,361 and $109,309,466,
respectively.
The cost basis of the Fund's investments, including short-
term investments, at
September 30, 1996 was $209,217,842; and, accordingly, net
unrealized
appreciation for federal income tax purposes was $52,278,774
(gross unrealized
appreciation--$57,099,977; gross unrealized depreciation--
$4,821,203).
------------------------------------------------------------
Note 4. Borrowings
The Fund has a credit agreement (the ``Agreement'') with an
unaffiliated lender.
The maximum commitment under the Agreement is $30,000,000.
These borrowings may
be set to any desired maturity from one week to
------------------------------------------------------------
--------------------
8

Notes to Financial Statements (Unaudited)             FIRST
FINANCIAL FUND, INC.
------------------------------------------------------------
--------------------
one year at a rate of interest determined by the lender at
the time of
borrowing.
While outstanding, each borrowing will bear interest,
payable at maturity. The
average daily balance outstanding for the six months ended
September 30, 1996
was $19,508,197 at a weighted average interest rate of
6.56%. The highest face
amount of borrowing outstanding at any month end during the
six months ended
September 30, 1996 was $20,000,000. The Fund's borrowings on
September 30, 1996
($20,000,000 at 6.60%) matures on October 31, 1996.
------------------------------------------------------------
Note 5. Capital
There are 50 million shares of $.001 par value common stock
authorized. Of the
17,124,177 shares issued as of September 30, 1996, the
Investment Adviser owned
10,994 shares. During the fiscal year ended March 31, 1996,
the Fund issued
1,300,435 shares in connection with cash distributions paid
in stock. During the
six months ended September 30, 1996, the Fund repurchased
300,000 shares at a
weighted average discount per share of 13.88%.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Financial Highlights (Unaudited)                      FIRST
FINANCIAL FUND, INC.
------------------------------------------------------------
--------------------

                                                         Six
Months

Ended                      Year Ended March 31,

September 30,     ------------------------------------------
-----

1996            1996         1995         1994         1993
                                                        ----
---------     --------     --------     --------     -------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
13.71       $  11.05     $  12.74     $  16.52     $  10.50
                                                        ----
---------     --------     --------     --------     -------
-
Income from investment operations
Net investment income...............................
 .14            .13          .05          .04          .08
Net realized and unrealized gain (loss) on
   investments......................................
2.43           4.99         2.76         3.27         7.89
                                                        ----
---------     --------     --------     --------     -------
-
   Total from investment operations.................
2.57           5.12         2.81         3.31         7.97
                                                        ----
---------     --------     --------     --------     -------
-
Less dividends and distributions
Dividends from net investment income................
--               (.15)        (.03)        (.05)
(.02)
Distributions in excess of net investment income....
--              --           --           --           --
Distributions from net capital gains................
--              (2.31)       (4.38)       (6.63)
(2.02)
                                                        ----
---------     --------     --------     --------     -------
-
   Total dividends and distributions................
--              (2.46)       (4.41)       (6.68)
(2.04)
                                                        ----
---------     --------     --------     --------     -------
-
Increase resulting from Fund share repurchase.......
 .04          --           --             .08          .12
Capital charge resulting from the issuance of Fund
   shares...........................................
--              --            (.09)        (.49)
(.03)
                                                        ----
---------     --------     --------     --------     -------
-
Net asset value, end of period(b)...................      $
16.32       $  13.71     $  11.05     $  12.74     $  16.52
                                                        ----
---------     --------     --------     --------     -------
-
                                                        ----
---------     --------     --------     --------     -------
-
Market price per share, end of period(b)............      $
14.125       $ 12.625     $ 11.125     $  12.00     $ 15.125
                                                        ----
---------     --------     --------     --------     -------
-
                                                        ----
---------     --------     --------     --------     -------
-
TOTAL INVESTMENT RETURN(c):.........................
11.88%         35.46%       34.83%       24.22%       72.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
250,085       $214,130     $158,214     $143,572
$154,090
Average net assets (000)............................      $
223,463       $195,421     $164,322     $158,100
$125,361
Ratios to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring expenses.....................
 .98%(a)       1.00%        1.03%        1.11%        1.13%
   Total expenses...................................
1.56%(a)       1.23%        1.58%        1.36%        1.21%
   Net investment income............................
1.89%(a)        .97%        0.46%        0.25%        0.62%
Portfolio turnover rate.............................
38%            82%         103%         139%         105%
Total debt outstanding at end of period (000
   omitted).........................................      $
20,000       $  9,700     $ 16,000     $ 15,000        --
Asset coverage per $1,000 of debt outstanding.......      $
13,504       $ 23,075     $ 10,888     $ 10,571        --
Average commission rate paid per share..............      $
 .0512       $  .0415        --           --           --

                                                       1992
                                                      ------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $
6.35
                                                      ------
-
Income from investment operations
Net investment income...............................
 .11
Net realized and unrealized gain (loss) on
   investments......................................
4.15
                                                      ------
-
   Total from investment operations.................
4.26
                                                      ------
-
Less dividends and distributions
Dividends from net investment income................
(.11)
Distributions in excess of net investment income....
(.01)
Distributions from net capital gains................    --
                                                      ------
-
   Total dividends and distributions................
(.12)
                                                      ------
-
Increase resulting from Fund share repurchase.......
 .01
Capital charge resulting from the issuance of Fund
   shares...........................................    --
                                                      ------
-
Net asset value, end of period(b)...................  $
10.50
                                                      ------
-
                                                      ------
-
Market price per share, end of period(b)............  $
10.00
                                                      ------
-
                                                      ------
-
TOTAL INVESTMENT RETURN(c):.........................
62.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$99,067
Average net assets (000)............................
$80,947
Ratios to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring expenses.....................
1.23%
   Total expenses...................................
1.65%
   Net investment income............................
1.33%
Portfolio turnover rate.............................
89%
Total debt outstanding at end of period (000
   omitted).........................................  $
9,000
Asset coverage per $1,000 of debt outstanding.......
$12,007
Average commission rate paid per share..............    --

---------------
(a) Annualized.
(b) NAV and market value are published in The Wall Street
Journal each Monday.
(c) Total investment return is calculated assuming a
purchase of common stock at
    the current market value on the first day and a sale at
the current market
    value on the last day of each period reported. Dividends
and distributions
    are assumed for purposes of this calculation to be
reinvested at prices
    obtained under the dividend reinvestment plan. This
calculation does not
    reflect brokerage commissions. Total returns less than
one year are not
    annualized.
    Contained above is selected data for a share of common
stock outstanding,
    total investment return, ratios to average net assets
and other supplemental
    data for the periods indicated. This information has
been determined based
    upon information provided in the financial statements
and market price data
    for the Fund's shares.
------------------------------------------------------------
--------------------
10                                           See Notes to
Financial Statements.

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 1996, were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

320228109